Offerings	Jun. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underwriter's Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock under Underwriter's Warrants
Maximum Aggregate Offering Price	$ 1,437,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 198.52
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the common stock underlying underwriter's warrants.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Maximum Aggregate Offering Price	$ 23,000,000.00
Amount of Registration Fee	$ 3,176.30
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities.